Organization and Principal Activities - Schedule of Amounts and Balances of VIE Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 685,827	$ 257,564	$ 169,469	$ 450,968
Accounts receivable, net of allowance for doubtful accounts of $nil and $90 as of December 31, 2016 and 2017, respectively	39,597	36,078
Amount due from related parties	5,143	88
Prepaid expenses and other current assets	82,717	32,592
Deferred tax assets, current		72
Short-term investment	1,614
Total current assets	1,188,692	720,153
Property and equipment, net	39,762	13,932
Intangible assets	7,462
Rental deposits	2,651	920
Other non-current assets	8,495	2,593
Long term investments	44,337	31,932
Deferred tax assets, non-current	7,197	208
Goodwill	3,401
Total assets	1,301,997	769,738
Accounts payable	74,535	40,457
Deferred revenue	64,865	41,277
Accrued expenses and other current liabilities	87,809	39,965
Amounts due to related parties	5,804	8,117
Total current liabilities	260,046	133,697
Deferred tax liabilities, non-current	1,866
Total liabilities	264,217	135,719
Net revenues	1,318,271	553,098	133,988
Net income	318,566	145,250	13,697
Beijing Momo Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	63,110	36,855
Accounts receivable, net of allowance for doubtful accounts of $nil and $90 as of December 31, 2016 and 2017, respectively	39,597	36,078
Amount due from related parties	5,143	88
Prepaid expenses and other current assets	57,056	20,613
Deferred tax assets, current		72
Short-term investment	1,614
Total current assets	166,520	93,706
Property and equipment, net	8,080	1,854
Intangible assets	7,462
Rental deposits	1,609	325
Other non-current assets	7,685	2,593
Long term investments	43,333	26,541
Deferred tax assets, non-current	1,062	208
Goodwill	3,401
Total assets	239,152	125,227
Accounts payable	54,937	36,812
Deferred revenue	64,788	41,277
Accrued expenses and other current liabilities	30,802	6,632
Amounts due to related parties	29	1,510
Income tax payable	11,765	3,881
Total current liabilities	162,321	90,112
Deferred tax liabilities, non-current	1,866
Total liabilities	164,187	90,112
Net revenues	1,318,271	553,098	133,988
Net income	724,880	340,366	118,404
Net cash provided by operating activities	740,683	360,433	124,786
Net cash used in investing activities	(25,810)	$ (11,027)	$ (19,435)
Net cash provided by financing activities	$ 73